INCOME TAXES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details Narrative
Expected tax at 21%	$ (369,992)	$ (163,413)	$ (1,018,630)	$ 1,485,009
Nondeductible stock-based compensation	162,897
Nondeductible expense (nontaxable income) from derivative liability		(85,228)	232,463	(2,600,493)
Nondeductible amortization of debt discount		21,359	22,648
Nondeductible loss on conversion of debt			282,221	1,112,304
Remeasurement of deferred income tax assets from 35% to 21% (a)				2,184,740
Increase (decrease) in valuation allowance	207,095	227,282	481,298	(2,181,560)
Income tax provision